Share capital	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Share capital
22.
Share capital

	Number of issued shares*	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury Shares RMB’million
Balance January 1, 2023
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,432,154,262	2	36,456	(202)	(6,349)
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	120	-	602
-Shares held for share award schemes (note ii)	-	-	-	(100)	-
Repurchase of ordinary shares (note iii)	-	-	-	-	(1,249)
Shares cancellation	(1)	-	-	-	-
Balance December 31, 2023
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,432,154,261	2	36,576	(302)	(6,996)
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	108	-	650
-Shares held for share award schemes (note ii)	-	-	-	(218)	-
Repurchase of ordinary shares (note iii)	-	-	-	-	(1,853)
Shares cancellation	(334,345,253)	-	(7,649)	-	7,649
Balance December 31, 2024
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,097,809,008	2	29,035	(520)	(550)
Employee share award schemes
-Exercise of share options/ RSUs (note i)	-	-	884	-	348
-Shares held for share award schemes (note ii)	-	-	-	(281)	-
Repurchase of ordinary shares (note iii)	-	-	-	-	(462)
Shares allotted and issued for share award scheme	50,000,000	-	-	-	-
Shares cancellation	(8)	-	-	-	-
Balance December 31, 2025
(US$0.000083 par value; 4,800,000,000 shares authorized)	3,147,809,000	2	29,919	(801)	(664)

As at December 31, 2024 and 2025, analysis of the Company’s issued shares is as follows:

	As at December 31, 2024		As at December 31, 2025
	Number of issued shares	Share capital RMB’million	Number of issued shares	Share capital RMB’million
Class A ordinary shares	1,432,859,756	1	1,482,859,752	1
Class B ordinary shares	1,664,949,252	1	1,664,949,248	1
	3,097,809,008	2	3,147,809,000	2

* All issued shares were fully paid as at December 31, 2024 and 2025.

(i)
During the years ended December 31, 2023, 2024 and 2025, the Company transferred 24,532,300, 25,873,230 and 10,070,368 Class A ordinary shares from the Treasury shares to the grantees for the exercise of share options/RSUs, respectively.
(ii)
During the years ended December 31, 2023, 2024 and 2025, the Share Scheme Trust purchased and withheld 3,319,513, 4,724,753 and 3,892,390 Class A ordinary shares of the Company for an amount of approximately RMB100 million, RMB218 million and RMB281 million which had been deducted from the equity.

As at December 31, 2024 and 2025, the Share Scheme Trust held 15,973,760 and 48,550,176 Class A ordinary shares, respectively. These shares include those designated for the purpose of granting awarded shares to the participants under the Share Award Schemes, as well as shares that have been purchased and withheld by the Share Scheme Trust.

(iii)
Repurchase of shares

In March 2023, the board of directors of the Company authorized a new share repurchase program, under which the Company may repurchase up to USD500 million of its Class A ordinary shares in the form of ADSs during a 24-month period commencing from March 20, 2023 (the “2023 Share Repurchase Program”). During the years ended December 31, 2023, 2024 and 2025, the Company repurchased 25,272,973, 25,497,797 and 5,943,751 ADSs from the open market, at an aggregate consideration of approximately US$175 million, US$261 million and US$64 million (equivalents to approximately RMB1,249 million, RMB1,853 million and RMB462 million) in cash, respectively, under the 2023 Share Repurchase Program.

On March 17, 2025, board of directors of the Company authorized the 2025 Share Repurchase Program under which the Company may repurchase up to US$1 billion of our Class A ordinary shares, including in the form of ADSs, during a two-year period commencing on March 21, 2025. No share has been repurchased under the 2025 Share Repurchase Program.

The Company accounts for the repurchased ordinary shares as treasury stock under the cost method, and records it as a component of the shareholders’ equity.